CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED BALANCE SHEETS
Convertible notes payable, unamortized discount	$ 0	$ 6,467
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	713,750	603,750
Preferred stock, shares outstanding	713,750	603,750
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	211,101,313	211,101,313
Common stock, shares outstanding	172,913,813	172,913,813
Treasury stock, Outstanding shares	38,187,500	38,187,500